Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Property	$ 2,546	$ 2,404	$ 2,846
Cash	679	919	1,375
Otherf	1,602	1,534	1,279
Debt (repurchase agreements) used to fund liability driven investments	(6,485)	(5,290)	(10,723)
Asset recognized	34,816	33,527	53,966
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,524	1,891	4,067
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	157	253	440
Private equity
Disclosure of fair value of plan assets [line items]
Equity	3,038	3,843	4,773
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	8,773	6,354	11,503
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	13,265	12,024	24,616
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	9,717	9,595	13,790
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,437	2,297	2,714
Cash	453	567	1,136
Otherf	1,123	1,088	1,133
Debt (repurchase agreements) used to fund liability driven investments	(6,485)	(5,290)	(10,723)
Asset recognized	26,046	25,047	42,844
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	862	1,252	2,964
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	28	117	252
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,022	2,715	3,233
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	6,285	4,039	7,491
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	13,177	11,945	24,516
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	6,144	6,317	10,128
US
Disclosure of fair value of plan assets [line items]
Property	0	0	0
Cash	59	175	116
Otherf	33	33	54
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	5,474	5,417	7,173
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	97	127	340
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	12	17	45
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,014	1,126	1,537
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	1,457	1,370	2,606
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,802	2,569	2,475
Eurozone
Disclosure of fair value of plan assets [line items]
Property	92	89	110
Cash	82	61	54
Otherf	55	56	70
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,052	1,877	2,537
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	333	299	473
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	51	48	67
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	0
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	746	682	974
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	88	79	100
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	605	563	689
Other
Disclosure of fair value of plan assets [line items]
Property	17	18	22
Cash	85	116	69
Otherf	391	357	22
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,244	1,186	1,412
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	232	213	290
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	66	71	76
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2	2	3
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	285	263	432
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	166	$ 146	$ 498
Canada
Disclosure of fair value of plan assets [line items]
Otherf	$ 374